Stockholders' Equity (Deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stockholders' Equity (Deficit)
Stockholders' Equity (Deficit)

5. Stockholders’ Equity (Deficit)

Preferred Stock

The Company has authorized 1,000,000 shares of preferred stock, par value $0.0001 per share. The Company’s board of Directors is authorized, without further stockholder action, to issue preferred stock in one or more series and to establish the designations, powers, preferences and rights of each such series and the qualifications, limitations and restrictions thereof. As of March 31, 2026 and December 31, 2025, no shares of Preferred Stock were issued and outstanding.

Common Stock

The Company’s Board of Directors has authorized 500,000,000 shares of common stock, par value $0.0001. As of March 31, 2026 and December 31, 2025, the Company had 82,242,434 and 81,771,422 shares of common stock issued and outstanding.

Common Stock Warrants

As of March 31, 2026 and December 31, 2025, the Company had 30,276,119 outstanding warrants to purchase common stock at a weighted average exercise price of $8.24 per share.

Call Options

Pursuant to various call option agreements entered into with certain stockholders prior to the Company’s Business Combination, the Company retains the right to repurchase up to an aggregate of 6,124,297 shares of its outstanding common stock at fixed exercise prices ranging from $1.12 CAD to $2.24 per share. These call options are exercisable at the Company’s discretion and expire at various dates ranging from December 31, 2035, through March 7, 2043. The call options are not subject to any service, performance, or market-based vesting conditions and are not transferable without Company consent. The Company has not exercised any of these call options to date.

The call options continue to be valid and enforceable following the consummation of the business combination. These instruments are presented within stockholders’ equity (deficit) at the original consideration price per share and are not remeasured unless exercised.

Exchangeable Shares

As of March 31, 2026 and December 31, 2025, the Company had 23,692,820 and 24,011,017 exchangeable shares outstanding. These shares are legally issued by Terrestrial Energy Canada (Exchange) Inc., a wholly-owned subsidiary of the Company (“ExchangeCo”). Each exchangeable share is convertible on a 1-for-1 basis into the Company’s common shares, either at the option of the holder or upon the occurrence of certain events. The exchangeable shares carry economic rights and dividend entitlements equivalent to the Company’s corresponding equity instruments and participate in Company-level voting through a special voting mechanism. Exchangeable shares hold limited economic rights with respect to ExchangeCo and are not entitled to dividends of ExchangeCo; provided that holders of exchangeable shares are entitled to dividends paid on Company shares.

The Company has entered into a support and exchange agreement with ExchangeCo and a trustee to guarantee all obligations associated with the exchangeable shares and ensure that holders receive equivalent rights that are intended to be substantively equivalent to direct shareholders of the Company. As such, these instruments are treated as equity of the Company and not reported as noncontrolling interests. During the three months ended March 31, 2026 and 2025, 318,197 and zero exchangeable shares, respectively, were exchanged for common shares.

13. Stockholders’ Equity (Deficit)

Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share. The Company’s Board of Directors is authorized, without further stockholder action, to issue preferred stock in one or more series and to establish the designations, powers, preferences and rights of each such series and the qualifications, limitations and restrictions thereof.

No shares of preferred stock were issued or outstanding as of December 31, 2025 or 2024 on a post-Reverse Recapitalization basis. Immediately prior to the Reverse Recapitalization described in Note 3, the Company had 6,154,342 shares of Series A Preferred Stock outstanding as of December 31, 2024 and issued an additional 2,812,708 shares of Series A-1 Preferred Stock during 2025. In connection with the Reverse Recapitalization, all 8,967,050 outstanding shares of preferred stock were converted into common stock.

Common Stock

The Company’s Board of Directors has authorized 500,000,000 shares of common stock, par value $0.0001. Holders of common stock are entitled to one vote per share. Subject to the rights of any series of preferred stock that may be outstanding, holders of common stock are entitled to receive dividends when, as and if declared by the Board of Directors out of funds legally available. In the event of liquidation, dissolution or winding up, holders of common stock are entitled to share ratably in the Company’s remaining assets after the satisfaction of liabilities and subject to any preferential rights of preferred stock. par value of Common Stock. As of December 31, 2025 and 2024, the Company has 81,771,422 and 39,159,901 shares of common stock issued and outstanding, respectively. In connection with the Reverse Recapitalization, outstanding share amounts as of December 31, 2024 have been retrospectively restated to give effect to the Business Combination.

Common Stock Warrants

As of December 31, 2025, the Company had 30,276,119 of outstanding warrants to purchase common stock at an average exercise price of $8.24 per share.

As of December 31, 2024, the Company had 7,759,535 of outstanding warrants to purchase common stock at an average exercise price of $2.24 per share.

Call Options

Pursuant to various call option agreements entered into with certain stockholders prior to the Company’s April 5, 2024 redomicile and corporate reorganization and the Business Combination, the Company retains the right to repurchase up to an aggregate of 6,124,297 shares of its outstanding common stock at fixed exercise prices ranging from $1.12 CAD to $2.24 per share. These call options are exercisable at the Company’s discretion and expire at various dates ranging from December 31, 2035, through March 7, 2043. The call options are not subject to any service, performance, or market-based vesting conditions and are not transferable without Company consent. The Company has not exercised any of these call options as of December 31, 2025.

The call option agreements continue to be valid and enforceable following the redomicile and corporate reorganization and consummation of the business combination. These instruments are presented within stockholders’ equity (deficit) at the original consideration price per share and are not remeasured unless exercised.

Exchangeable Shares

As of both December 31, 2025 and 2024, the Company had 24,011,017 exchangeable shares outstanding on a post-Reverse Recapitalization basis. Immediately prior to the Reverse Recapitalization, the December 31, 2024 balance consisted of 277,158 preferred exchangeable shares and 23,733,859 common exchangeable shares. These shares are legally issued by Terrestrial Energy Canada (Exchange) Inc., a wholly-owned subsidiary of the Company (“ExchangeCo”). In connection with the closing of the Business Combination, ExchangeCo exchangeable preferred shares and exchangeable common shares that existed prior to the Business Combination were recapitalized into a single class of exchangeable shares as of the Business Combination.

Each exchangeable share is convertible on a 1-for-1 basis into the Company’s common shares, either at the option of the holder or upon the occurrence of certain events. The exchangeable shares carry economic rights and dividend entitlements equivalent to the Company’s corresponding equity instruments and participate in Company-level voting through a special voting mechanism. Exchangeable shares hold limited economic rights with respect to ExchangeCo and are not entitled to dividends of ExchangeCo; provided that holders of exchangeable shares are entitled to dividends paid on Company shares.

The Company has entered into an amended and restated support and exchange agreement with the ExchangeCo and a trustee to guarantee all obligations associated with the exchangeable shares and ensure that holders receive equivalent rights that are intended to be substantively equivalent to direct shareholders of the Company. As such, these instruments are treated as equity of the Company, and not reported as noncontrolling interests. No exchange of shares occurred during the years ended December 31, 2025 or 2024.